Supplement dated September 28, 2012 to the Prospectus for Pacific Life Funds

Class A, B, C, I, R and Advisor Shares dated July 1, 2012

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated July 1, 2012 (“Prospectus”), and must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information.

PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, and PL High Income Fund:

Effective October 1, 2012, the Advisor Class Service Plan has been terminated and the related 0.25% service fee imposed under that plan is eliminated. All references and information relating to the Advisor Class Service Plan are deleted. For each Fund, the Advisor Share Class column in the Annual fund operating expenses table and expense examples (“Fee Tables”) is updated with the below. All other information in the Fee Tables, including related footnotes, has not changed.

PL Short Duration Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management fee	0.40%
Service fee	0.00%
Other expenses	0.58%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.99%
Expense Reimbursement	(0.38%)
Total annual operating expenses after fee waiver	0.61%

Your expenses (in dollars) if you SELL or DON’T SELL your shares at the end of each period

Advisor
1 year	$62
3 years	$195
5 years	$430
10 years	$1,103

PL Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management fee	0.50%
Service fee	0.00%
Other expenses	0.51%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.02%
Expense Reimbursement	(0.36%)
Total annual operating expenses after fee waiver	0.66%

Your expenses (in dollars) if you SELL or DON’T SELL your shares at the end of each period

Advisor
1 year	$62
3 years	$201
5 years	$442
10 years	$1,135

PL Strategic Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management fee	0.60%
Service fee	0.00%
Other expenses	0.55%
Acquired fund fees and expenses	0.05%
Total annual operating expenses	1.20%
Expense Reimbursement	(0.35%)
Total annual operating expenses after fee waiver	0.85%

Your expenses (in dollars) if you SELL or DON’T SELL your shares at the end of each period

Advisor
1 year	$87
3 years	$271
5 years	$553
10 years	$1,356

PL High Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management fee	0.60%
Service fee	0.00%
Other expenses	0.67%
Total annual operating expenses	1.27%
Expense Reimbursement	(0.47%)
Total annual operating expenses after fee waiver	0.80%

Your expenses (in dollars) if you SELL or DON’T SELL your shares at the end of each period

Advisor
1 year	$82
3 years	$255
5 years	$554
10 years	$1,402

PL Floating Rate Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management fee	0.65%
Service fee	0.00%
Other expenses	0.43%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.09%
Expense Reimbursement	(0.28%)
Total annual operating expenses after fee waiver	0.81%

Your expenses (in dollars) if you SELL or DON’T SELL your shares at the end of each period

Advisor
1 year	$83
3 years	$264
5 years	$520
10 years	$1,254

Form No.	PLFSUP1012

SUPPLEMENT DATED SEPTEMBER 28, 2012

TO THE PACIFIC LIFE FUNDS

STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 1, 2012

This supplement revises the Pacific Life Funds Statement of Additional Information dated July 1, 2012 (SAI), and must be preceded or accompanied by the SAI. Remember to review the SAI for other important information.

PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, and PL High Income Fund:

Effective October 1, 2012, the Advisor Class Service Plan has been terminated and the related 0.25% service fee imposed under that plan is eliminated. All references and information relating to the Advisor Class Service Plan are deleted.

Form No.	PLFSAI1012